Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2021
MingZhu Investment Limited [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	MingZhu Investment Limited (“MingZhu BVI”)
Background	A British Virgin Islands company Incorporated on January 15, 2018 A holding company
Ownership	100% owned by MingZhu Cayman
YGMZ (Hong Kong) Limited [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	YGMZ (Hong Kong) Limited (“MingZhu HK”)
Background	A Hong Kong company Incorporated on February 2, 2018 A holding company
Ownership	100% owned by MingZhu BVI
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)
Background	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services
Ownership	100% owned by MingZhu HK
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)
Background	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services
Ownership	100% owned by MingZhu HK
Shenzhen Pengcheng Shengshi Logistics Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)
Background	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services
Ownership	100% owned by MingZhu
Cheyi (BVI) Limited [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Cheyi (BVI) Limited (“Cheyi BVI”)
Background	A British Virgin Islands company Incorporated on September 29, 2021 A holding company
Ownership	100% owned by MingZhu Cayman
Cheyi (Hong Kong) Limited [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Cheyi (Hong Kong) Limited (“Cheyi HK”)
Background	A Hong Kong company Incorporated on October 22, 2021 A holding company
Ownership	100% owned by Cheyi BVI
Ningbo Cheyi Corporate Information Consulting Co., Ltd.[Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Cheyi WFOE”)
Background	A PRC limited liability company Incorporated on November 2, 2021 A holding company
Ownership	100% owned by Cheyi HK
Zhejiang Cheyi Network Technology Co., Ltd. [Member
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi”)
Background	A PRC limited liability company Incorporated on December 10, 2015 An integrated online car-hailing and driver management services company
Ownership	100% owned by Cheyi WFOE